Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Current Assets:
Cash and Cash Equivalents	$ 1,773	$ 1,798	$ 1,648
Trade Receivables, Net	402	429	441
Current Portion of Net Investment in Sales-Type Leases	340	351	374
Inventories, Net	404	384	390
Prepaid Expenses	34	30	25
Other Current Assets	215	141	167
Current Assets of Discontinued Operations			73
Total Current Assets	3,168	3,133	3,118
Property and Equipment, Net	406	409	431
Net Investment in Sales-Type Leases, Less Current Portion	973	1,001	978
Goodwill	3,083	3,081	3,039
Intangible Assets, Net	776	793	831	[1]
Other Assets	86	136	91
Total Assets	8,492	8,553	8,488
Current Liabilities:
Current Portion of Long-Term Obligations and Other Short-Term Borrowings	452	2	251
Accounts Payable	123	147	176
Deferred Revenue	58	51	62
Accrued Compensation and Benefits	114	150	139
Other Accrued Liabilities	226	242	286
Current Liabilities of Discontinued Operations			19
Total Current Liabilities	973	592	933
Long-Term Obligations, Less Current Portion	999	1,444	1,151
Deferred Income Taxes	645	638	644
Other Liabilities	473	493	529
Total Liabilities	3,090	3,167	3,257
Commitments and Contingencies
Stockholders' Equity:
Preferred Stock, value	0	0
Common Stock, value	2	2	2
Treasury Stock, at cost	(626)	(505)	(105)
Additional Paid-In Capital	4,924	4,886	4,759
Retained Earnings	1,126	1,048	663
Accumulated Other Comprehensive Loss	(24)	(45)	(88)
Total Stockholders' Equity	5,402	5,386	5,231
Total Liabilities and Stockholders' Equity	$ 8,492	$ 8,553	$ 8,488

[1]	Amounts have been adjusted for discontinued operations. See note 2 to the consolidated financial statements.